SUPPLEMENT TO
CALVERT SMALL CAP FUND
Calvert Equity and Asset Allocation Funds Prospectus
Class A, B, C and Y
dated January 31, 2014
Date of Supplement: July 1, 2014
Calvert Investment Management, Inc. (the “Advisor”) has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y of the Fund, so that direct net operating expenses will not exceed 1.37%, 2.12% and 1.12%, respectively. The Advisor has also agreed to extend the time period of the current expense limitation for Class B. The new expense limitations are effective July 1, 2014, through January 31, 2016.

Calvert Small Cap Fund
CALVERT SMALL CAP FUND
To reflect the new expense limitations, the “Annual Fund Operating Expenses” table and accompanying footnote 2 under the section “Fees and Expenses of the Fund” in the Fund Summary for Calvert Small Cap Fund on page 28 of the Prospectus are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Small Cap Fund		Class A	Class B	Class C	Class Y
Management Fees (as a percentage of Assets)		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):		0.37%	1.76%	0.41%	0.35%
Expenses (as a percentage of Assets)		1.57%	3.71%	2.36%	1.30%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.52%)	(0.24%)	(0.18%)
Net Expenses (as a percentage of Assets)		1.37%	3.19%	2.12%	1.12%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016. Direct net operating expenses will not exceed 1.37% for Class A, 3.19% for Class B, 2.12% for Class C, and 1.12% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

The table under “Fees and Expenses of the Fund – Example” in the Fund Summary for Calvert Small Cap Fund on page 28 of the Prospectus is deleted and replaced with the following:
Expense Example Calvert Small Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	608	917	1,261	2,228
Class B	822	1,458	2,046	3,428
Class C	315	700	1,226	2,667
Class Y	114	384	685	1,543

Expense Example, No Redemption Calvert Small Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	322	1,058	1,846	3,428
Class C	215	700	1,226	2,667